                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                            ENDED MARCH 31, 1999
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

[MORNINGSTAR RATINGS LOGO]

THE HIGHEST LEVEL OF CURRENT INCOME WITH CAPITAL GAIN AS A
SECOND OBJECTIVE

KEMPER HIGH YIELD FUND

"...Our largest sector weighting, media and telecommunications, did very well in the rally. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF INVESTMENTS
18
FINANCIAL STATEMENTS
20
NOTES TO FINANCIAL
STATEMENTS
24
FINANCIAL HIGHLIGHTS
26
SHAREHOLDERS' MEETING




AT A GLANCE
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1999
(UNADJUSTED FOR ANY SALES CHARGE)


                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                               6.68%
CLASS B                                               6.24%
CLASS C                                               6.25%
LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE     *5.74%
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE PERFORMANCE. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE. SO THAT SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE.

THE FUND MAY INVEST IN LOWER-RATED AND NON-RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER-RATED SECURITIES.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                      AS OF     AS OF
                                     3/31/99   9/30/98
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS A                               $7.79     $7.68
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS B                               $7.78     $7.67
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS C                               $7.80     $7.69
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND RANKINGS
AS OF 3/31/99*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER CURRENT HIGH YIELD FUNDS CATEGORY

                        CLASS A               CLASS B              CLASS C
--------------------------------------------------------------------------------
    1-YEAR          #93 of 266 funds     #116 of 266 funds    #120 of 266 funds
--------------------------------------------------------------------------------
    5-YEAR           #30 of 93 funds             N/A                  N/A
--------------------------------------------------------------------------------
    10-YEAR          #13 of 54 funds             N/A                  N/A
--------------------------------------------------------------------------------
    15-YEAR           #3 of 26 funds             N/A                  N/A
--------------------------------------------------------------------------------
    20-YEAR           #3 of 19 funds             N/A                  N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

 THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF MARCH 31, 1999.

                                   CLASS A     CLASS B    CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:              $.3900      $.3576     $.3594
--------------------------------------------------------------------------------
    MARCH DIVIDEND:                $.0635      $.0584     $.0587
--------------------------------------------------------------------------------
    ANNUALIZED DISTRIBUTION
    RATE+:                          9.78%       9.01%       9.03%
--------------------------------------------------------------------------------
    SEC YIELD+:                     9.27%       8.92%       8.98%
--------------------------------------------------------------------------------

+ CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS
  AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON MARCH 31, 1999. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED MARCH 31, 1999, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR INCOME STYLE BOX
--------------------------------------------------------------------------------

[MORNINGSTAR INCOME STYLE BOX]


SOURCE: Data provided by Morningstar, Inc., Chicago, IL (312) 696-6000. The Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

THE STYLE BOX REPRESENTS A SNAPSHOT OF A FUND'S PORTFOLIO ON A SINGLE DAY. PLEASE NOTE THAT STYLE BOXES DO NOT REPRESENT AN EXACT ASSESSMENT OF RISK AND DO NOT REPRESENT FUTURE PERFORMANCE. THE FUND'S PORTFOLIO CHANGES FROM DAY-TO-DAY. A LONGER-TERM VIEW IS REPRESENTED BY THE FUND'S MORNINGSTAR CATEGORY, WHICH IS BASED ON ITS ACTUAL INVESTMENT STYLE AS MEASURED BY ITS UNDERLYING PORTFOLIO HOLDINGS OVER THE PAST THREE-YEARS. CATEGORY PLACEMENT OF NEW FUNDS ARE ESTIMATED. MORNINGSTAR HAS PLACED KEMPER HIGH YIELD FUND IN THE HIGH YIELD BOND CATEGORY. PLEASE CONSULT THE PROSPECTUS FOR A DESCRIPTION OF INVESTMENT POLICIES.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER INVESTMENTS, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, THE INVESTMENT MANAGER FOR KEMPER FUNDS, IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS IN THE WORLD, MANAGING MORE THAN $280 BILLION IN ASSETS FOR INSTITUTIONAL AND CORPORATE CLIENTS, RETIREMENT AND PENSION PLANS, INSURANCE COMPANIES, MUTUAL FUND INVESTORS AND INDIVIDUALS. SCUDDER KEMPER INVESTMENTS OFFERS A FULL RANGE OF INVESTMENT COUNSEL AND ASSET MANAGEMENT CAPABILITIES BASED ON A COMBINATION OF PROPRIETARY RESEARCH AND DISCIPLINED, LONG-TERM INVESTMENT STRATEGIES.

DEAR KEMPER FUNDS SHAREHOLDER:

Throughout April, investor enthusiasm drove the market to its second milestone in a year -- the Dow Jones Industrial Average rose to 11,000 just a month after it broke 10,000 for the first time. But those gains don't tell the whole story -- investors in the first four months of the year have endured significant volatility. What drove the climb to 11,000 and what, at the same time, has led to investor anxiety?

  Driving the market, in part, was consumer confidence. In the first quarter of 1999, consumer spending surged 6.7 percent -- the largest rise in 11 years. The market's rise seems to have buoyed consumer confidence, which rose for the sixth consecutive month in April. And, the resilience of the economy has bolstered more optimistic expectations for the next six months.

  Inspiring consumer confidence also were the lowest levels of inflation in a generation. As measured by the consumer price index (CPI), inflation has been between 1 1/2 and 2 percent, compared to approximately 4 percent in the beginning of the 1990s and 10-12 percent in the beginning of the 1980s. Still, inflation worries have been seeping into the market. The growing conviction that Asian and Latin American economies are recovering is raising commodity prices, particularly oil. The price of West Texas Intermediate oil surged from less than $12 in February to almost $19 in early May. That alone almost guarantees a rise in the "headline" inflation rate this year, which is the rate of inflation as measured by the entire CPI. But it's important to note that the Federal Reserve Board looks primarily at the core inflation rate, which is the CPI minus food and energy -- and the core inflation rate looks as if it will remain low at about 2 percent this year.

  Also contributing to consumer confidence, short-term and long-term interest rates remained low over the first quarter, and can be expected to remain so. Today's Fed policy is reactive, not proactive, which means that the Fed tends to respond to inflation only when it picks up. Consequently, we expect no changes in short-term interest rates during May and June, and there's only a small chance that the Fed will raise interest rates in the second half of the year. Moreover, the federal budget surplus continues to benefit from good revenue gains (which are based on good income gains, especially from households), good capital gains and continued restraint in federal spending. The surplus this year is expected to approach $100 billion.

  Such a positive environment is exactly what poses risk for investors, and is key to understanding recent volatility in the market. A stronger economy has the potential to feed inflation fears and drive up interest rates. Events on April 30 illustrated the domino effect of investors reacting to positive economic news, which they consider troubling at this point, more than eight years into the economic expansion. The steady stream of positive economy's news prompted a sell-off in the markets based on fears that the strong pace of economic growth will eventually lead to higher inflation. The benchmark 30-year Treasury bond fell nearly 2 points (close to $20 for a bond with a $1,000 face amount) as the yield shot up to 5.657 percent. It was the biggest one-day plunge in bonds in two months. Bonds, in turn, pulled stocks lower.

  Where can we expect to go from here? The fundamentals by which we judge the health of the economy suggested continued growth as we moved into the second quarter of 1999. For example, the gross domestic product (GDP), the value of all goods and services produced in the U.S., rose at an annual rate of 4.5 percent in the first quarter, following a tremendous fourth-quarter surge of 6 percent. This is very much in line with what we've grown accustomed to over the past year -- over the four quarters of 1998, the U.S. economy expanded by 4.3 percent. Some people aren't surprised at all by strong GDP growth that once would have alarmed them. That's partially because we've grown accustomed to a strong economy in the past three or four years. But it's also because we've been able to absorb growth without driving up inflation. That's important for investors. If prices were rising as the economy was growing, the Fed would most likely raise short-term interest rates, which would change the financial market outlook. But again, that isn't happening right now.

  However, we do see some vulnerability. Trade is a weak spot in the economy right now. Exports of U.S. goods and services dropped in the first quarter while imports soared. This reflects the fact that the U.S. is one of the few countries financially fit enough to buy goods produced elsewhere in the world. But for as long as less vibrant international economies are unable to buy U.S. goods, the profitability of U.S. companies trying to export will be challenged.

  When you think about it, vulnerability in regard to the international economy is nothing new. Globally, the outlook is slightly more positive than it was a few months ago. For example, the European markets are slowing down, which will most likely lead to the central bank lowering interest rates in order to boost domestic spending. In many countries in Europe, there are no fixed-rate mortgages, only adjustable-rate mortgages. When interest rates go down, mortgages are reduced and homeowners

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

    THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.
(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.
(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.
(4) CHANGES IN THE EXCHANGE VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.
(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.
(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.
*DATA AS OF MARCH 31, 1999.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

spend money elsewhere. This has a huge impact on consumer spending, and will help European equities in the long term. Additionally, the situation in Japan remains unchanged. And, problems in the emerging markets haven't had the negative impact many people expected -- both the Mexican and Brazilian stock markets have actually risen in the past two months.
  But don't forget that international crises have the potential to affect the U.S. markets drastically. An increase in military spending on Kosovo by the 11 European Monetary Union (EMU) countries could force them to spend less in other areas, which could have economic implications, including higher interest rates. That's because many European countries have small economies and little leeway in their budgets. Consequently, those countries finance unplanned military expenditures by selling government bonds -- which, in Europe's small bond market, typically raises interest rates.
  The international situation alone, however, is by no means an indicator of a U.S. slowdown -- and without any such indications, complacency may be our greatest concern. It's easy to look at the current economic situation and behave as if no risk exists. But when you see the market soaring and are tempted to jump in, note that the bull market grew to records on the strength of just a few dozen stocks, while most other stock prices were flat or actually declined.
  In summary, there are concerns that the current economy is unsustainable and we soon could see an abrupt end. In many cases, however, people are looking for a slowdown because they are fearful growth will drive up inflation -- these are particularly older investors who are accustomed to inflation accompanying growth. But we currently just don't see the pressure toward inflation at all, so there's no reason to want a slowdown. The best approach now, as in any market, is to diversify and invest for the long term.
  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ JOHN E. SILVIA

John E. Silvia

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF MAY 5, 1999, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

TO OBTAIN A KEMPER FUNDS PROSPECTUS, DOWNLOAD ONE FROM WWW.KEMPER.COM, TALK TO YOUR FINANCIAL REPRESENTATIVE OR CALL SHAREHOLDER SERVICES AT (800) 621-1048. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING MANAGEMENT FEES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE UPDATE

[RESIS PHOTO]

HARRY RESIS JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS A MANAGING DIRECTOR. HE IS CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND AND IS RESPONSIBLE FOR THE TRADING ACTIVITY FOR KEMPER'S THREE HIGH-YIELD FUNDS.

[MCNAMARA PHOTO]

MICHAEL MCNAMARA JOINED THE ORGANIZATION IN 1972 AND IS A MANAGING DIRECTOR. HE IS CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND AND DIRECTS ALL FIXED-INCOME RESEARCH AT SCUDDER KEMPER.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.


SINCE THE HIGH-YIELD MARKET HIT A LOW POINT AT THE BEGINNING OF KEMPER HIGH YIELD FUND'S REPORTING PERIOD, THE MARKET HAS RALLIED, BENEFITING FROM A STRONG ECONOMY, BENIGN INFLATION, BUT MORE IMPORTANTLY, SPURRED BY CONFIDENCE RESULTING FROM A SERIES OF FEDERAL RESERVE BOARD RATE CUTS IN THE FALL OF 1998. PORTFOLIO MANAGERS HARRY RESIS AND MICHAEL MCNAMARA TAKE THIS OPPORTUNITY TO GIVE THEIR INSIGHT TO THE HIGH-YIELD MARKET OCTOBER 1, 1998, THROUGH MARCH 31, 1999, AND EXPLAIN HOW THEY MANAGED THE FUND TO OUTPERFORM ITS PEERS (UNADJUSTED FOR SALES CHARGES).

Q      PLEASE PUT THE SIX-MONTH PERIOD IN CONTEXT OF THE GENERAL ECONOMY FOR OUR
SHAREHOLDERS.

A      There's a rather clear picture to paint for these six months because of certain events that defined its beginning. We're talking about the Federal Reserve Board (the Fed) cutting rates three times in the second half of 1998 -- September 29, October 15 and November 17. The high-yield market bottomed out with the October 15 easing (see Terms to Know), and has rallied ever since.

Q      WHY WOULD THE FED'S RATE CUTS SPUR A RALLY?

A      When the Fed lowers the Federal Fund's rate (see Terms to Know), it is making money less expensive to borrow. This affects business and consumers similarly. For instance, a cut in the Fed funds rate typically trickles down to lower mortgage rates, so more people are likely to purchase homes because borrowing the money to do so is not as expensive. Similarly, corporations are more likely to borrow money to expand their businesses. Both of these actions have far-reaching effects on the economy. When you buy a new house, that helps the housing business, which positively affects many other industries. A corporation that expands its business employs more people or invests in new buildings, technology and so forth, boosting those industries. The bottomline is the simple act of cutting the borrowing rate, the Fed funds rate, creates confidence in the markets.

Q      BUT HOW DOES THAT AFFECT THE HIGH-YIELD MARKET?

A      A stronger economy, one in which consumers have confidence, is a signal for investors. It signals that the risk they are taking in investing in a high-yield bond, as opposed to a government bond, may be less than it would be if the economy were on shaky ground. The rally validated the belief that the economy was not going into a recession. Investors tend to be willing to take on more risk in such an environment.

       The strength of the economy also hurt the Treasury market, which in turn, generally means an improvement in the other areas of the bond market, both high-yield bonds and investment-grade corporate bonds. Back in August 1998, it looked like we'd seen the worst of the Asian financial crisis, which began in July 1997, but we were facing a new and unexpected financial crisis in Russia. Throughout those two

PERFORMANCE UPDATE

events, the high-yield market struggled while the U.S. Treasury market soared as investors worldwide sought safety in government bonds. This phenomenon is called a "flight to quality." For the past six months, we've been witnessing the unwinding of the flight to quality as our domestic economy has survived the global crises. Treasury prices, therefore, have dropped and their yields risen. In such an environment, high-yield bonds are attractive.

Q      THE HIGH-YIELD MARKET WAS CHALLENGED DURING THE ASIAN AND RUSSIAN CRISES.
WHY DID IT NOT REACT THE SAME TO THE BRAZILIAN FINANCIAL CRISES THAT HIT IN MID-JANUARY?

A      Crisis can be good if you learn from it. We and the market learned, particularly from Russia. The market reacted rationally in January to the Brazilian problems.

Q      WHAT AFFECT HAS THE CONTINUING CONFLICT IN KOSOVO HAD ON THE MARKETS?

A      What hurts the markets are the unknowns. What is known is usually a non-event. The conflict in Kosovo has been brewing for a long time, and we don't expect it to have much effect on the markets.

Q      MOVING ONTO THE STRONG PERFORMANCE OF KEMPER HIGH YIELD FUND FOR THE
REPORTING PERIOD OCTOBER 1, 1998 THROUGH MARCH 31, 1999, THE FUND RETURNED 6.68 PERCENT (CLASS A SHARES, UNADJUSTED FOR ANY SALES CHARGE) AGAINST ITS LIPPER PEER GROUP AVERAGE OF 5.74 PERCENT. TO WHAT DO YOU ATTRIBUTE THE OUTPERFORMANCE?

A      Our largest sector weighting, media and telecommunications, did very well in the rally. Merger and acquisition activity among these companies spurred the performance of this sector.

  Another sector that did well was cyclicals, in which the fund has a heavy weighting. Cyclical bonds are those within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

  We also began to cut back our holdings in health-care companies because of a negative outlook for Medicare and price declines among nursing home issuers.

Q      WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD SECTOR AND FOR KEMPER HIGH YIELD
FUND?

A      Our strategy remains the same. We continue to concentrate the fund in the
'B' rated issues, which for the first quarter of 1999, the second half of the fund's reporting period, had a cumulative total return of 9.64 percent versus the higher-tier sector, the 'BB' quality issues, which returned 5.37 percent, according to Donaldson, Lufkin & Jenrette (footnote or endnote: page 54, LEVERAGED FINANCE RESEARCH dated: week ending April 8, 1999).

  We'll continue to increase our paper and forest product holdings and consumer durables as the outlook for these sectors is good considering the strength of the economy. Meanwhile, we expect to keep our homebuilders weighting equal to that of the high-yield industry.

  In general, we're optimistic about the high-yield market. Inflation continues to be benign, first quarter 1999 corporate earnings were strong, and we expect that to continue.

TERMS TO KNOW

AVERAGE ANNUAL TOTAL RETURN A fund's total return expressed as an annualized average, adjusted for the maximum sales charge for Class A shares or the applicable contingent deferred sales charge in effect at the end of the period for Class B and C shares.

BOND RALLY A sharp, short-lived rise in bond values after a period of either little movement or falling values.

CYCLICAL ISSUES Bonds within industries whose earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples are housing, automobiles and paper companies. The performance of noncyclical industries such as food, insurance and drugs is normally not as directly affected by economic changes.

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS (Fed funds) Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed funds market." The interest rate on these loans is called the "Fed funds rate" and is the key money market rate that influences all other short-term rates.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HIGH-YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High-yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

U.S. TREASURIES These debt securities are issued by the U.S. Treasury and include Treasury bills, Treasury bonds and Treasury notes. They are considered the safest of all securities. Their safety rests in the power of the U.S. government to obtain tax revenues to repay its obligations, and in its historical record of always having done so.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD FUND


---------------------------------------------------------------------------
PORTFOLIO COMPOSITION*             ON 3/31/99              ON 9/30/98
---------------------------------------------------------------------------
BONDS                                  92%                     93%
----------------------------------------------------------------------------
CASH EQUIVALENTS                        1                       3
----------------------------------------------------------------------------
PREFERRED AND COMMON STOCK              2                       2
----------------------------------------------------------------------------
U.S. TREASURIES                         5                       2
----------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]            [PIE CHART]
                                    ON 3/31/99            ON 9/30/98

----------------------------------------------------------------------------
QUALITY                            ON 3/31/99             ON 9/30/98
----------------------------------------------------------------------------
AAA                                     5%                      2%
----------------------------------------------------------------------------
BB                                     13                      11
----------------------------------------------------------------------------
B                                      70                      74
----------------------------------------------------------------------------
OTHER                                  11                      11
----------------------------------------------------------------------------
NOT RATED                               1                       2
----------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]             [PIE CHART]
                                   ON 3/31/99              ON 9/30/98

----------------------------------------------------------------------------
YEARS TO MATURITY                 ON 3/31/99              ON 9/30/98
----------------------------------------------------------------------------
CASH EQUIVALENTS                        1%                      3%
----------------------------------------------------------------------------
1-10                                   95                      90
----------------------------------------------------------------------------
11-20                                   4                       5
----------------------------------------------------------------------------
21+ YEARS                              --                       2
----------------------------------------------------------------------------
                                      100%                    100%

                                   [PIE CHART]            [PIE CHART]

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD FUND
Portfolio of Investments at March 31, 1999 (unaudited)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
    GOVERNMENT OBLIGATIONS--5.0%                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT
    OBLIGATIONS
                                           U.S. Treasury bonds, 15.75%, 2001
                                             (Cost: $268,177)                             $  212,000        $  266,490
                                           -------------------------------------------------------------------------------
    CORPORATE OBLIGATIONS--90.8%

    BASIC INDUSTRIES--14.2%
                                           AK Steel Corp., 10.75%, 2004                       14,110            14,674
                                           Allied Waste Industries
                                             7.625%, 2006                                     17,500            16,975
                                             7.875%, 2009                                     15,000            14,550
                                           Atlantis Group, Inc., 11.00%, 2003                 25,355            25,672
                                           Bar Technologies,
                                             13.50%, with warrants, 2001                      16,335            17,667
                                           California Steel Corp., 8.50%, 2009                 4,620             4,666
                                           Dimac Corp., 12.50%, 2008                          21,510            18,284
                                           Doman Industries, Ltd.
                                             8.75%, 2004                                       9,010             5,857
                                             9.25%, 2007                                       8,740             5,244
                                           Euramax International, PLC, 11.25%, 2006           19,265            19,987
                                           Gaylord Container Corp.
                                             9.75%, 2007                                      19,980            19,431
                                             9.875%, 2008                                     27,535            24,231
                                           Golden Northeast Aluminum, Inc., 12.00%,
                                             2006                                             16,020            16,100
                                           GS Technologies
                                             12.00%, 2004                                      5,875             4,583
                                             12.25%, 2005                                      8,970             6,907
                                           Hines Horticulture, Inc., 11.75%, 2005             12,183            13,219
                                           Huntsman Polymer Corp., 11.75%, 2004               36,635            39,016
                                           Jorgensen (Earl M) Co., 9.50%, 2005                 5,700             5,187
                                           Metal Management, Inc., 10.00%, 2008               12,070             7,846
                                           Metals USA, Inc., 8.625%, 2008                     18,160            17,615
                                           Millar Western Forest Products, Ltd.,
                                             9.875%, 2008                                     18,470            16,438
                                           MMI Products, Inc., 11.25%, 2007                   16,730            17,776
                                           Neenah Corp., 11.125%, 2007                        15,040            15,867
                                           NL Industries, Inc., 11.75%, 2003                  38,877            41,210
                                           Norampac, Inc., 9.50%, 2008                        22,870            23,670
                                           Packaging Corporation of America, 9.625%,
                                             2009                                             11,740            11,740
                                           Pen Holdings, Inc., 9.875%, 2008                   14,980            15,429
                                           Pindo Deli Finance Mauritius, Ltd.,
                                             10.75%, 2007                                        810               425
                                           Plainwell, Inc., 11.00%, 2008                      18,460            14,399
                                           Renco Metals, Inc., 11.50%, 2003                   14,945            15,319
                                           Renco Steel Holdings Co., 10.875%, 2005            32,220            28,031
                                           Riverwood International Corp.
                                             10.25%, 2006                                      5,460             5,637
                                             10.625%, 2007                                    18,541            19,561
                                             10.875%, 2008                                    62,330            60,304
                                           Spinnaker Industries, 10.75%, 2006                 23,070            15,226
                                           Stone Container Corp.
                                             12.25%, 2002                                      6,170             6,201
                                             11.50%, 2006                                     11,030            11,912
                                           Tembec Industries, Inc., 8.625%, 2009              18,440            18,740
                                           Terra Industries, Inc.
                                             10.75%, 2003                                     34,560            34,560
                                             10.50%, 2005                                     12,520            12,144

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Texas Petrochemicals Corp., 11.125%, 2006      $   19,610        $   18,433
                                           Tjiwi Kiamia International Finance Co.,
                                             10.00%, 2004                                        890               481
                                           UCC Investors Holdings, Inc., 10.50%,
                                             2002                                             10,480            11,423
                                           United Rentals, Inc.
                                             9.00%, 2009                                      10,000             9,987
                                             9.25%, 2009                                      16,690            16,857
                                           Wells Aluminum Corp., 10.125%, 2005                20,506            20,096
                                           -------------------------------------------------------------------------------
                                                                                                               759,577
--------------------------------------------------------------------------------------------------------------------------
    CAPITAL GOODS--9.0%
--------------------------------------------------------------------------------------------------------------------------
                                           AEP Industries, Inc., 9.875%, 2007                  7,180             7,360
                                           American Standard Companies, Inc.
                                             10.875%, 1999                                       300               302
                                             9.25%, 2016                                      12,778            13,034
                                           Axiohm Transaction Solutions, Inc.,
                                             9.75%, 2007                                      12,460            11,339
                                           BE Aerospace, Inc., 9.50%, 2008                     8,770             9,318
                                           Berry Plastics Corp., 12.25%, 2004                 20,499            21,627
                                           BPC Holdings Corp., 12.50%, 2006                   12,240            12,852
                                           Building Materials Corp., 8.00%, 2008              19,135            18,848
                                           Congoleum Corp., 8.625%, 2008                      17,400            16,878
                                           Consumers International, 10.25%, 2005              15,150            15,945
                                           Day International Group, Inc., 11.125%,
                                             2005                                             22,045            23,616
                                           DeCrane Aircraft Holdings, Inc., 12.00%,
                                             2008                                             15,830            15,988
                                           Desa International, 9.875%, 2007                   15,170            11,833
                                           Eagle-Picher Holdings, Inc., 9.375%, 2008          12,260            11,892
                                           Falcon Building Products, Inc.
                                             9.50%, 2007                                      12,570            11,564
                                             10.50%, 2007                                      1,620               996
                                           Foamex, L.P.
                                             13.50%, 2005                                     19,500            19,890
                                             9.875%, with warrants, 2007                       2,900             2,701
                                           Fonda Group, 9.50%, 2007                           11,730             9,795
                                           Graham Packaging Co.
                                             8.75%, 2008                                       8,730             8,643
                                       (b)   10.75%, 2009                                      7,840             5,488
                                       (b) Grove Holdings, L.L.C., 11.625%, 2009               4,070             1,465
                                           Grove Investors, PIK, 14.50%, 2010                  8,909             5,880
                                           IMPAC Group, Inc., 10.125%, 2008                   22,800            22,572
                                           Integrated Electrical Services, Inc.,
                                             9.375%, 2009                                      8,590             8,783
                                           Kevco, Inc., 10.375%, 2007                         14,080             7,462
                                           Knoll, Inc., 10.875%, 2006                         21,384            23,629
                                           L-3 Communications Corp., 10.375%, 2007             7,220             7,960
                                           Nortek, Inc.
                                             9.875%, 2004                                      6,515             6,776
                                             9.125%, 2007                                     15,600            16,263
                                             8.875%, 2008                                      6,430             6,639
                                           Printpack, Inc.
                                             9.875%, 2004                                      4,870             4,833
                                             10.625%, 2006                                    22,640            20,942
                                       (b) SF Holdings Group, Inc., 12.75%, 2008              13,450             3,228
                                           Terex Corp., 8.875%, 2008                          27,040            26,229
                                           Transdigm, Inc., 10.375%, 2008                     16,280            16,199
                                           U.S. Can Corp., 10.125%, 2006                      31,079            32,788

(DOLLARS IN THOUSANDS)

PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
                                       (b) Waxman Industries, Inc.,
                                             12.75%, with warrants, 2004                  $    6,510        $    3,400
                                           Werner Holdings, Inc., 10.00%, 2007                14,670            14,688
                                           -------------------------------------------------------------------------------
                                                                                                               479,645
--------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--20.1%
--------------------------------------------------------------------------------------------------------------------------
                                           Allegiance Telecom, Inc.
                                       (b)   11.75%, 2008                                     21,130            13,312
                                             12.875%, 2008                                    24,440            27,128
                                           American Cellular Corp., 10.50%, 2008              19,730            20,667
                                           Birch Telecom, Inc.,
                                             14.00%, with warrants, 2008                       8,000             7,280
                                       (b) Call-Net Enterprises
                                             13.25%, 2004                                     13,660            13,728
                                             9.27%, 2007                                      10,990             8,023
                                             8.94%, 2008                                      16,230            10,712
                                           Centennial Cellular, 10.75%, 2008                   6,090             6,425
                                           ComCast Cellular, 9.50%, 2007                       1,700             1,925
                                       (b) Communications Cellular, zero coupon,
                                             with warrants, 2005                              33,190            24,123
                                       (b) Crown Castle International Corp.,
                                             10.625%, 2007                                    31,730            21,894
                                           Dobson Communication Corp., 11.75%, 2007           20,600            21,991
                                       (b) Econophone, Inc.,
                                             11.00%, with warrants, 2008                       7,880             5,050
                                           Esprit Telecom Group, PLC
                                           11.50%, 2007                                       23,270            24,666
                                           10.875%, 2008                                      10,060            10,462
                                           Global Crossing Holdings, Ltd., 9.625%,
                                             2008                                             21,235            23,624
                                           Global Telesystems Group, 9.875%, 2005              5,510             5,496
                                       (b) ICG Holdings, Inc.,
                                             13.50%, with warrants, 2005                      74,655            66,320
                                           Impsat Corp., 12.375%, 2008                        21,990            19,791
                                           Intermedia Capital Partners, 11.25%, 2006          20,880            23,594
                                           Intermedia Communications of Florida,
                                             Inc.
                                       (b)   12.50%, 2006                                     24,005            20,644
                                             8.875%, with warrants, 2007                       8,115             9,708
                                       (b)   11.25%, 2007                                     27,170            20,581
                                       (b) KMC Telecom Holdings, Inc.,
                                             12.50%, with warrants, 2008                      30,890            16,854
                                           Level 3 Communications, Inc., 9.125%,
                                             2008                                             46,040            46,443
                                           Long Distance International, Inc.,
                                             12.25%, with warrants, 2008                      16,300            10,636
                                           McLeod USA, Inc.
                                             9.25%, 2007                                      16,065            16,788
                                       (b)   10.50%, 2007                                     35,460            28,457
                                             9.50%, 2008                                       4,690             5,018
                                           Metromedia Fiber Network, Inc., 10.00%,
                                             2008                                             22,590            24,284
                                           Metronet Communications
                                       (b)   10.75%, 2007                                      8,460             6,853
                                             12.00%, with warrants, 2007                       8,280            10,267
                                       (b)   9.95%, 2008                                      31,110            24,032
                                             10.625%, 2008                                    16,190            18,861
                                           MGC Communications,
                                             13.00%, with warrants, 2004                      18,116            14,479

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
                                       (b) Millicom International Cellular, S.A.,
                                             13.50%, 2006                                 $   40,915        $   30,073
                                           Netia Holdings
                                             10.25%, 2007                                      3,220             3,043
                                       (b)   11.25%, 2007                                     11,005             7,483
                                       (b) Nextel Communications, Inc.
                                             9.75%, 2004                                      18,450            19,188
                                             9.75%, 2007                                       4,810             3,439
                                             10.65%, 2007                                     16,835            12,374
                                             9.95%, 2008                                      14,890            10,497
                                           Nextlink Communications, Inc.
                                             12.50%, 2006                                     27,230            30,089
                                             10.75%, 2008                                     22,690            24,392
                                       (b) Pinnacle Holdings, Inc., 10.00%, 2008              18,400            10,994
                                           Price Communications Wireless, Inc.,
                                             9.125%, 2006                                     27,470            28,569
                                           Primus Telecommunications Group, Inc.
                                             11.75%, with warrants, 2004                      18,956            19,768
                                             9.875%, 2008                                      2,500             2,400
                                             11.25%, 2009                                      7,830             8,065
                                       (b) PTC International Finance, 10.75%, 2007            21,080            15,178
                                           RCN Corp.
                                             10.00%, 2007                                     10,390            10,650
                                       (b)   11.00%, 2008                                     10,980             6,753
                                           Rogers Cantel Mobile Communications, Inc.
                                             9.375%, 2008                                      6,660             7,293
                                             9.75%, 2016                                      28,795            33,114
                                           Satelites Mexicanos, S.A. de C.V.,
                                             10.125%, 2004                                     2,500             2,050
                                       (b) SBA Communications Corp., 12.00%, 2008             16,390            10,162
                                       (b) Spectrasite Holdings, Inc., 12.00%, 2008           27,240            16,889
                                           Teligent, Inc.
                                             11.50%, 2007                                     12,100            11,495
                                       (b)   11.50%, 2008                                     14,650             7,765
                                       (b) Triton Communications, L.L.C., 11.00%,
                                             2008                                             29,670            17,505
                                           U.S. Xchange, L.L.C., 15.00%, 2008                 13,830            14,522
                                           USA Mobile Communications Holdings, Inc.,
                                             14.00%, 2004                                     15,635            16,260
                                           Versatel Telecom,
                                             13.25%, with warrants, 2008                      17,290            19,408
                                           Viatel, Inc.
                                             11.25%, 2008                                     11,410            11,638
                                       (b)   12.50%, 2008                                     23,300            14,388
                                           Winstar Communications, 15.00%, 2007                5,840             4,964
                                           Winstar Equipment II, 12.50%, 2004                 14,840            14,543
                                           -------------------------------------------------------------------------------
                                                                                                             1,075,067
--------------------------------------------------------------------------------------------------------------------------
    CONSUMER CYCLICALS--16.3%
--------------------------------------------------------------------------------------------------------------------------
                                       (b) American Lawyer Media, Inc., 12.25%, 2008           2,940             1,904
                                           AMF Bowling Worlwide, Inc.
                                             10.875%, 2006                                    35,217            27,997
                                       (b)   12.25%, 2006                                     16,911             9,808
                                           Avondale Mills, 10.25%, 2006                       16,131            16,776
                                           CEX Holdings, Inc., 9.625%, 2008                    1,610             1,497
                                           Cinemark USA, Inc.
                                             8.50%, 2008                                      18,860            18,577
                                             9.625%, 2008                                     15,450            15,991
                                           Circus Circus Enterprises, Inc., 9.25%,
                                             2005                                             12,560            13,141
                                           Coinmach Corp., 11.75%, 2005                       56,860            62,546

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Cole National Group, Inc.
                                             9.875%, 2006                                 $    3,210        $    3,322
                                             8.625%, 2007                                     12,420            12,234
                                       (a) Color Tile, Inc., 10.75%, 2001                     20,480               205
                                           Corporate Express, Inc., 4.50%, 2000               33,320            29,488
                                           Delco Remy International, 10.625%, 2006            22,195            23,860
                                           Del Webb Corp., 9.75%, 2008                        17,060            16,889
                                           Dyersburg Corp., 9.75%, 2007                       18,155            12,708
                                           Eldorado Resorts, 10.50%, 2006                     17,981            18,925
                                           Finlay Enterprises, Inc., 9.00%, 2008               6,990             6,571
                                           Finlay Fine Jewelry Corp., 8.375%, 2008            13,100            12,838
                                           Forecast Group, L.P., 11.375%, 2000                14,620            14,474
                                           Fortress Group, 13.75%, 2003                       14,080            13,235
                                           Fruit of the Loom, Inc., 8.875%, 2006               7,560             7,579
                                           Galey & Lord, Inc., 9.125%, 2008                   11,190             8,672
                                           Guitar Center Management, 11.00%, 2006             15,050            15,953
                                           Harvey's Casino Resorts, 10.625%, 2006             14,770            15,582
                                           Hayes Wheels International, Inc.,
                                             11.00%, 2006                                     23,070            25,492
                                           Hovnanian Enterprises
                                             11.25%, 2002                                      5,657             5,756
                                             9.75%, 2005                                       3,015             2,894
                                           Imax Corp., 7.875%, 2005                            8,070             7,949
                                           Imperial Home Decor Group, Inc.,
                                             11.00%, 2008                                     16,010            12,968
                                           Iron Age Corp.
                                             9.875%, 2008                                     12,730             9,166
                                       (b)   12.125%, 2009                                     7,350             2,132
                                           J. Crew Group, Inc.
                                             10.375%, 2007                                    24,615            23,384
                                       (b)   13.50%, 2008                                     27,633            13,816
                                           JPS Automotive Products Corp.,
                                             11.125%, 2001                                    18,830            19,677
                                           Kindercare Learning Centers, Inc.,
                                             9.50%, 2009                                      27,590            27,797
                                           La Petite Academy, Inc., 10.00%, 2008              15,050            14,749
                                           Lennar Corp., 7.625%, 2009                          6,380             6,252
                                           Mohegan Tribal Gaming Authority
                                             8.125%, 2006                                      4,070             4,156
                                             8.75%, 2009                                      11,800            12,287
                                           Motors and Gears, Inc., 10.75%, 2006                9,190             9,443
                                           MTS, Inc., 9.375%, 2005                             4,400             4,180
                                           National Vision Association, Ltd.,
                                             12.75%, 2005                                     22,180            23,067
                                           Nine West Group, Inc., 9.00%, 2007                  6,220             6,391
                                           Pamida Holdings Corp., 11.75%, 2003                22,255            20,141
                                           Phillips-Van Heusen Corp., 9.50%, 2008             16,980            16,938
                                           Pillowtex Corp., 9.00%, 2007                        6,450             6,514
                                           Players International, Inc.,
                                             10.875%, 2005                                    15,075            15,980
                                           Protection One, Inc., 8.125%, 2009                  4,160             4,202
                                           Regal Cinemas, Inc.
                                             9.50%, 2008                                      31,170            31,793
                                             8.625%, 2010                                      8,820             8,622
                                           Rio Hotel & Casino, Inc., 9.50%, 2007               7,290             7,891
                                           Ryland Group, Inc., 8.25%, 2008                    14,950            14,240
                                           Scovill Fasteners, Inc., 11.25%, 2007              11,020             8,045
                                           Six Flags Entertainment Corp.,
                                             12.25%, 2005                                     40,465            44,613
                                           Specialty Retailers, Inc.
                                             8.50%, 2005                                       5,145             4,528
                                             9.00%, 2007                                      17,675            13,787

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
                                       (b) Spincycle, Inc.,
                                             12.75%, with warrants, 2005                  $   26,295        $   11,044
                                           Station Casinos, Inc.
                                             10.125%, 2006                                     7,950             8,467
                                             9.75%, 2007                                       8,050             8,493
                                           Toll Corp., 8.125%, 2009                            7,730             7,730
                                           United Artists Theatre Circuit, Inc.,
                                             9.75%, 2008                                      22,695            18,610
                                           Venture Holdings Corp., 9.50%, 2005                 9,870             9,623
                                           ---------------------------------------------------------------------------
                                                                                                               873,589
----------------------------------------------------------------------------------------------------------------------
    CONSUMER
    NON-CYCLICALS--6.6%
                                           Abbey Healthcare Group, Inc., 9.50%, 2002          23,380            23,146
                                           Advantica Restaurant Group, Inc.,
                                             11.25%, 2008                                     37,725            38,574
                                           AFC Enterprises, Inc., 10.25%, 2007                20,380            21,705
                                           Agrilink Foods, Inc., 11.875%, 2008                 6,050             6,504
                                       (b) ALARIS Medical Systems, Inc.,
                                             11.125%, 2008                                    13,730             8,238
                                           Ameriking, Inc., 10.75%, 2006                      16,535            17,486
                                           Carrols Corp., 9.50%, 2008                         16,060            16,261
                                           Dade International, Inc., 11.125%, 2006            27,400            30,345
                                           Doskocil Manufacturing Co., 10.125%, 2007          10,590             8,154
                                           Grupo Azucarero Mexico, S.A. de C.V.,
                                             11.50%, 2005                                      9,010             3,063
                                           Hedstrom Corp., 10.00%, 2007                       16,980            14,093
                                           Herff Jones, Inc., 11.00%, 2005                    20,810            22,475
                                           Jafra Cosmetics International, Inc.,
                                             11.75%, 2008                                     19,830            17,450
                                           Krystal, Inc., 10.25%, 2007                        10,740            11,331
                                           Magellan Health Services, Inc.,
                                             9.00%, 2008                                      33,950            29,282
                                       (b) Mariner Post-Acute Network, Inc.,
                                             10.50%, 2007                                     58,210             9,314
                                           Mastellone Hermonos, S.A., 11.75%, 2008            13,090            11,388
                                           MEDIQ, Inc., 11.00%, 2008                           9,650             8,395
                                           Paracelsus Healthcare, 10.00%, 2006                 8,180             5,501
                                           Perkins Family Restaurants, L.P.,
                                             10.125%, 2007                                    15,450            16,609
                                           Purina Mills, Inc., 9.00%, 2010                     6,650             5,586
                                       (b) Restaurant Co., 11.25%, 2008                       17,460            11,000
                                           Sealy Matress Co.
                                             9.875%, 2007                                      2,328             2,311
                                       (b)   10.875%, 2007                                    14,610             9,350
                                           Simmons Co., 10.25%, 2009                           1,690             1,749
                                           Vencor, Inc., 9.875%, 2005                         21,350             3,630
                                           ---------------------------------------------------------------------------
                                                                                                               352,940
----------------------------------------------------------------------------------------------------------------------
    ENERGY--3.5%
                                           Benton Oil & Gas Co., 11.625%, 2003                19,985            13,890
                                           Clark Refining & Manufacturing, Inc.,
                                             8.875%, 2007                                      1,160               974
                                           Continental Resources, Inc., 10.25%, 2008          19,580            15,077
                                           Forcenergy, Inc.
                                             9.50%, 2006                                      16,360             7,526
                                             8.50%, 2007                                       1,920               883
                                           Forest Oil Corp., 10.50%, 2006                      3,790             3,923
                                           Gulfmark Offshore, Inc., 8.75%, 2008                9,100             8,417
                                           HS Resources, Inc., 9.25%, 2006                     3,720             3,646
                                           Mariner Energy, Inc., 10.50%, 2006                 26,160            21,974
                                           Ocean Energy, Inc.
                                             10.375%, 2005                                    11,055            11,414
                                             9.75%, 2006                                       3,995             4,135

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           Pacalta Resources, Ltd., 10.75%, 2004          $   32,975        $   33,305
                                           Parker Drilling Corp., 9.75%, 2006                  9,730             8,076
                                           R&B Falcon Finance Corp.
                                             11.00%, 2006                                      7,910             8,305
                                             9.50%, 2008                                       7,840             6,821
                                             11.375%, 2009                                     7,910             8,365
                                           RAM Energy, Inc., 11.50%, 2008                      8,250             4,950
                                           Rutherford-Moran Oil Corp., 10.75%, 2004            4,980             5,727
                                           Stone Energy Corp., 8.75%, 2007                    18,880            18,880
                                           ---------------------------------------------------------------------------
                                                                                                               186,288
----------------------------------------------------------------------------------------------------------------------
    FINANCIAL--1.0%
                                           American Banknote Corp.,
                                             11.25%, with warrants, 2007                      16,850             5,055
                                           HMH Properties, Inc., 7.875%, 2008                 35,170            33,851
                                           Intertek Finance, PLC, 10.25%, 2006                13,190            12,927
                                           ---------------------------------------------------------------------------
                                                                                                                51,833
----------------------------------------------------------------------------------------------------------------------
    MEDIA--16.5%
                                           American Radio Systems, Corp., 9.00%,
                                             2006                                             12,720            13,706
                                       (b) Australis Holdings
                                             14.00%, 2000                                      2,070             1,589
                                       (a)   15.00%, with warrants, 2002                      49,213               985
                                           Avalon Cable Holdings, Inc.
                                             9.375%, 2008                                      3,070             3,235
                                       (b)   11.875%, 2008                                    21,170            13,840
                                           Big Flower Press Holdings, Inc., 8.875%,
                                             2007                                             33,580            33,832
                                           Bresnan Communications Co., L.P.
                                             8.00%, 2009                                       3,770             3,864
                                       (b)   9.25%, 2009                                       7,800             5,265
                                       (b) Capstar Broadcasting Corp., 12.75%, 2009           25,000            21,250
                                           Century Communications Corp.
                                             9.50%, 2005                                       3,630             3,902
                                             8.375%, 2007                                      8,100             8,303
                                           Chancellor Media Corp.
                                             8.125%, 2007                                     10,500            10,710
                                             8.00%, 2008                                      21,930            22,807
                                             9.00%, 2008                                       5,570             5,918
                                           Charter Communication Holdings, L.L.C.
                                             8.25%, 2007                                      48,110            49,132
                                       (b)   9.92%, 2011                                      50,320            32,456
                                           Comcast Corp., 9.125%, 2006                        34,485            36,554
                                       (b) Comcast UK Cable Partners, Ltd., 11.20%,
                                             2007                                             10,225             9,202
                                           CSC Holdings, Inc.
                                             9.25%, 2005                                      12,740            13,664
                                             7.875%, 2007                                      4,100             4,310
                                             7.25%, 2008                                       5,500             5,555
                                             8.125%, 2009                                     15,156            16,274
                                             10.50%, 2016                                     27,375            32,576
                                       (b) Diamond Cable Communications, PLC,
                                             11.75%, 2005                                     14,660            12,974
                                       (b) Diva Systems Corp.,
                                             12.625%, with warrants, 2008                     24,770             8,273
                                           EchoStar DBS Corp.
                                             9.25%, 2006                                      18,950            19,661
                                             9.375%, 2009                                     30,175            31,382
                                           EZ Communications, Inc., 9.75%, 2005                8,760             9,373

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                             AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------
                                           Falcon Holding Group, L.P.
                                             8.375%, 2010                                 $   37,445        $   37,539
                                       (b)   9.285%, 2010                                     25,375            17,509
                                           Frontiervision Capital Corp.
                                             11.00%, 2006                                     14,450            16,220
                                       (b)   11.875%, 2007                                    16,839            14,566
                                           Interep National Radio Sales, Inc.,
                                             10.00%, 2008                                     12,110            12,685
                                           Mediacom, L.L.C., 8.50%, 2008                      17,350            17,610
                                           NTL, Inc.
                                             11.50%, 2008                                     64,675            72,759
                                       (b)   12.375%, 2008                                     7,190             4,943
                                           Outdoor Systems, Inc.
                                             9.375%, 2006                                     32,270            35,013
                                             8.875%, 2007                                     15,520            16,606
                                       (b) PX Escrow, 9.625%, 2006                            19,840            11,507
                                       (b) Radio Unica Corp., 11.75%, 2006                    17,880            10,058
                                           Rogers Communications, Inc., 8.875%, 2007           8,120             8,485
                                           Salem Communications Corp., 9.50%, 2007            12,490            13,302
                                           SFX Entertainment, Inc., 9.125%, 2008              35,440            35,972
                                           Sinclair Broadcasting Group, Inc., 8.75%,
                                             2007                                             12,970            13,100
                                           Star Choice, 13.00%, with warrants, 2005            3,850             4,355
                                           TeleWest Communications, PLC
                                             9.625%, 2006                                     13,075            13,892
                                       (b)   11.00%, 2007                                     32,333            28,534
                                             11.25%, 2008                                     19,430            22,587
                                           Transwestern Publishing Co., L.L.C.
                                             9.625%, 2007                                      8,650             9,039
                                       (b)   11.875%, 2008                                     5,885             4,120
                                       (b) 21st Century Telecommunications, Inc.,
                                             12.25%, with warrants, 2008                      18,650             6,585
                                       (b) United International Holdings, Inc.,
                                             10.75%, 2008                                     32,000            21,760
                                           ---------------------------------------------------------------------------
                                                                                                               879,338
----------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--1.6%
                                           Communications and Power Industry, Inc.,
                                             12.00%, 2005                                      7,975             8,413
                                       (b) IPC Information Systems, 10.875%, 2008             37,310            24,065
                                           PSINet, Inc.
                                             10.00%, 2005                                     14,630            15,508
                                             11.50%, 2008                                     20,490            23,051
                                           Viasystems, Inc., 9.75%, 2007                      15,910            14,876
                                           ---------------------------------------------------------------------------
                                                                                                                85,913
----------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--2.0%
                                           Accuride Corp., 9.25%, 2008                         9,785             9,883
                                           Airxcel, 11.00%, 2007                              13,290            13,024
                                           Canadian Airlines, 10.00%, 2005                     6,640             4,980
                                           Petro Stopping Centers, 10.50%, 2007               25,150            26,973
                                           TFM, S.A. de C.V., 10.25%, 2007                    21,050            18,840
                                           Trans World Airlines, Inc., 11.375%, 2006          12,140             6,192
                                       (b) Transtar Holdings, Inc., 13.375%, 2003             10,100             9,923
                                           Travelcenters America, 10.25%, 2007                16,380            17,117
                                           ---------------------------------------------------------------------------
                                                                                                               106,932
                                           ---------------------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS--90.8%
                                           (Cost: $5,069,244)                                                4,851,122
                                           ---------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF SHARES
                                                                                      OR PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON AND PREFERRED
    STOCK--2.0%
                                       (a) Benedek Communications Corp., warrants             90,000 shs.   $      180
                                       (a) Capital Pacific Holdings, warrants                 54,431                27
                                           Clark USA, PIK, preferred                          46,290             3,009
                                           Crown American Realty Trust, preferred            354,060            16,995
                                           Dobson Communications, PIK, preferred              11,352            10,671
                                       (a) Eagle-Picher Holdings, Inc., preferred              1,750             9,100
                                       (a) EchoStar Communications Corp.                     108,723             8,874
                                       (a) Empire Gas Corp., warrants                         31,795                16
                                       (a) Gaylord Container Corp.                         1,353,034            10,148
                                           Global Crossing, Ltd., PIK, preferred              24,000             2,760
                                           Nextel Communications, PIK, preferred              15,697            16,011
                                       (a) SF Holdings Group, Inc.                            42,440                85
                                       (a) SF Holdings Group, Inc., PIK, preferred               463             1,678
                                           Sinclair Capital, preferred                       210,400            22,934
                                           21st Century Telecommunications Group,
                                             Inc., preferred                                   3,268             1,471
                                       (a) UIH Australia Pacific, Inc., warrants              14,150                14
                                           Viatel, Inc., preferred                            18,262             3,287
                                           -------------------------------------------------------------------------------
                                           TOTAL COMMON AND PREFERRED STOCK--2.0%
                                           (Cost: $95,568)                                                     107,260
                                           -------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    MONEY MARKET
    INSTRUMENTS--2.2%
                                       (c) Repurchase Agreement
                                             State Street Bank and Trust Company
                                             dated 3/31/99, 4.00%, due 4/1/99             $      603               603
                                           -------------------------------------------------------------------------------
                                           Other
                                             Yield--4.76% to 4.90%
                                             Due--April 1999                                 119,000           118,920
                                           -------------------------------------------------------------------------------
                                           TOTAL MONEY MARKET INSTRUMENTS--2.2%
                                           (Cost: $119,523)                                                    119,523
                                           -------------------------------------------------------------------------------
                                           TOTAL INVESTMENT PORTFOLIO--100%
                                           (Cost: $5,552,512)                                               $5,344,395
                                           -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(c) Repurchase agreements are fully collateralized by U.S. Treasury or Government securities. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

   PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $5,552,512,000 for federal income tax purposes at March 31, 1999, the gross unrealized appreciation was $165,995,000, the gross unrealized depreciation was $374,112,000 and the net unrealized depreciation on investments was $208,117,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES

March 31, 1999 (unaudited)
(IN THOUSANDS)

--------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------

Investments, at value
(Cost: $5,552,512)                                              $5,344,395
--------------------------------------------------------------------------
Receivable for:
  Investments sold                                                  20,763
--------------------------------------------------------------------------
  Fund shares sold                                                   5,953
--------------------------------------------------------------------------
  Interest                                                         138,861
--------------------------------------------------------------------------
    TOTAL ASSETS                                                 5,509,972
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------

Cash overdraft                                                         934
--------------------------------------------------------------------------
Payable for:
  Investments purchased                                             99,482
--------------------------------------------------------------------------
  Fund shares redeemed                                               4,636
--------------------------------------------------------------------------
  Management fee                                                     1,961
--------------------------------------------------------------------------
  Distribution services fee                                            865
--------------------------------------------------------------------------
  Administrative services fee                                          828
--------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             2,060
--------------------------------------------------------------------------
  Trustees' fees and other                                             139
--------------------------------------------------------------------------
    Total liabilities                                              110,905
--------------------------------------------------------------------------
NET ASSETS                                                      $5,399,067
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------

Paid-in capital                                                 $5,705,996
--------------------------------------------------------------------------
Undistributed net realized loss on investments                    (109,916)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                     (208,117)
--------------------------------------------------------------------------
  Futures                                                               92
--------------------------------------------------------------------------
Undistributed net investment income                                 11,012
--------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $5,399,067
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------

CLASS A SHARES
  Net asset value and redemption price per share
  ($3,704,051 / 475,568 shares outstanding)                          $7.79
--------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                        $8.16
--------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge)
  per share ($1,442,304 / 185,356 shares outstanding)                $7.78
--------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge)
  per share ($229,867 / 29,469 shares outstanding)                   $7.80
--------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price
  per share ($22,845 / 2,934 shares outstanding)                     $7.79
--------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Six months ended March 31, 1999 (unaudited)
(IN THOUSANDS)

------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------

  Dividends                                                     $  4,432
------------------------------------------------------------------------
  Interest income                                                280,890
------------------------------------------------------------------------
    Total investment income                                      285,322
------------------------------------------------------------------------
Expenses:
  Management fee                                                  13,049
------------------------------------------------------------------------
  Distribution services fee                                        5,766
------------------------------------------------------------------------
  Administrative services fee                                      5,618
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           5,034
------------------------------------------------------------------------
  Professional fees                                                   52
------------------------------------------------------------------------
  Reports to shareholders                                            268
------------------------------------------------------------------------
  Registration fees                                                  103
------------------------------------------------------------------------
  Trustees' fees and other                                           136
------------------------------------------------------------------------
    Total expenses                                                30,026
------------------------------------------------------------------------
NET INVESTMENT INCOME                                            255,296
------------------------------------------------------------------------

------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------

  Net realized gain (loss) from:
    Investments                                                  (60,917)
------------------------------------------------------------------------
    Futures                                                        3,330
------------------------------------------------------------------------
                                                                 (57,587)
------------------------------------------------------------------------
  Change in net unrealized appreciation on:
    Investments                                                  140,719
------------------------------------------------------------------------
    Futures                                                           92
------------------------------------------------------------------------
                                                                 140,811
------------------------------------------------------------------------
Net gain on investments                                           83,224
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $338,520
------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the period ended March 31, 1999 (unaudited) and the year ended September 30, 1998

(IN THOUSANDS)

                                                                   1999                 1998
-----------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------
  Net investment income                                         $  255,296              471,713
-----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         (57,587)              99,384
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)             140,811             (603,298)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         338,520              (32,201)
-----------------------------------------------------------------------------------------------
  Distribution from net investment income                         (249,187)            (477,479)
-----------------------------------------------------------------------------------------------
Net increase from capital share transactions                       525,472              354,640
-----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            614,805             (155,040)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------

Beginning of period                                              4,784,262            4,939,302
-----------------------------------------------------------------------------------------------
END OF PERIOD (including undistributed net investment
income of $11,012 and $4,903, respectively)                     $5,399,067            4,784,262
-----------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND The Kemper High Yield Fund (the fund) is an open-end diversified management investment company organized as a business trust under the laws of Massachusetts. The fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.
--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. An exchange-traded options contract on securities, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the calculated mean.
                             Lacking any calculated mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on all fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per

NOTES TO FINANCIAL STATEMENTS

                             share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

                             At September 30, 1998, the fund had a tax basis net loss carryforward of approximately $45,015,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or it will expire during the period 1999 through 2004.

                             DIVIDENDS TO SHAREHOLDERS. The fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper), and pays a monthly investment management fee of 1/12 of the annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The fund incurred a management fee of $13,049,000 for the six months ended March 31, 1999.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The fund has an underwriting and distribution services agreement with Kemper Distributions, Inc.
                             (KDI). Underwriting commissions retained by KDI in connection with the distribution of Class A shares for the six months ended March 31, 1999 are $331,000, of which $18,000 was paid by KDI to affiliates.

                             For services under the distribution services agreement, the fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees and CDSC received by KDI for the six months ended March 31, 1999 are $7,163,000.

                             ADMINISTRATIVE SERVICES AGREEMENT. The fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. Administrative services fees paid by the fund to KDI for the six months ended March 31, 1999 are $5,618,000, of which $17,000 was paid by KDI to affiliates.

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder

NOTES TO FINANCIAL STATEMENTS

                             service agent of the fund. Under the agreement, KSvC received shareholder services fees of $3,360,000 for the six months ended March 31, 1999.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. For the six months ended March 31, 1999, the fund made no payments to its officers and incurred trustees' fees of $32,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the six months ended March 31, 1999, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                                       Purchases                      $2,945,765
                                       Proceeds from sales             2,435,124

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the fund (in thousands):

                                                                      SIX MONTHS ENDED               YEAR ENDED
                                                                         MARCH 31,                 SEPTEMBER 30,
                                                                            1999                        1998
                                                                   ----------------------      ----------------------
                                                                    SHARES       AMOUNT         SHARES       AMOUNT
                                       ------------------------------------------------------------------------------
                                       SHARES SOLD
                                       ------------------------------------------------------------------------------
                                        Class A                     157,562    $1,206,177       175,709    $1,448,862
                                       ------------------------------------------------------------------------------
                                        Class B                      57,629       439,741        96,842       810,635
                                       ------------------------------------------------------------------------------
                                        Class C                      17,088       131,297        19,096       163,577
                                       ------------------------------------------------------------------------------
                                        Class I                       2,881        22,031         8,956        61,720
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ------------------------------------------------------------------------------
                                        Class A                      13,857       106,802        25,177       210,714
                                       ------------------------------------------------------------------------------
                                        Class B                       4,799        36,886         8,726        73,008
                                       ------------------------------------------------------------------------------
                                        Class C                         783         6,052         1,217        10,192
                                       ------------------------------------------------------------------------------
                                        Class I                         148         1,139           344         3,282
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ------------------------------------------------------------------------------
                                        Class A                    (133,533)   (1,031,326)     (201,412)   (1,666,803)
                                       ------------------------------------------------------------------------------
                                        Class B                     (38,006)     (292,771)      (68,856)     (573,586)
                                       ------------------------------------------------------------------------------
                                        Class C                     (10,692)      (82,696)      (12,712)     (106,155)
                                       ------------------------------------------------------------------------------
                                        Class I                      (2,306)      (17,860)      (11,152)      (80,801)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ------------------------------------------------------------------------------
                                        Class A                       7,423        57,448        23,396       197,625
                                       ------------------------------------------------------------------------------
                                        Class B                      (7,423)      (57,448)      (23,428)     (197,630)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                           $  525,472                  $  354,640
                                       ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The fund has entered into exchange traded financial
                             futures contracts in order to take advantage of anticipated market conditions and, as such, bears the risk that arises from owning these contracts.

                             At the time the fund entered into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, payments are made on a daily basis between the fund and the broker as the market value of the futures contract fluctuates and are recorded for financial reporting purposes as unrealized gains or losses by the fund. At March 31, 1999, the market value of assets pledged by the fund to cover margin requirements for open futures positions was $1,450,000. The fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at March 31, 1999 (in thousands):

                                                                              FACE      EXPIRATION
                              TYPE                                           AMOUNT       MONTH       GAIN
                              ----------------------------------------------------------------------------
                              U.S. Treasury Bond                            $144,869     June '99     $92
                              ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          ---------------------------------------------------------------------------
                                                                           CLASS A
                                          ---------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                           YEAR ENDED SEPTEMBER 30,
                                         MARCH 31,       ------------------------------------------------------------
                                            1999         1998         1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $ 7.68        8.50          8.23          8.01          7.74          8.12
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .40         .76           .76           .76           .83           .73
---------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                      .10        (.81)          .31           .23           .20          (.35)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations              .50        (.05)         1.07           .99          1.03           .38
---------------------------------------------------------------------------------------------------------------------
Less distributions from net
investment income                             .39         .77           .80           .77           .76           .76
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 7.79        7.68          8.50          8.23          8.01          7.74
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                6.68%       (.95)        13.69         13.00         14.10          4.64

---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------

Expenses                                      .93%        .89           .88           .88           .90           .86
---------------------------------------------------------------------------------------------------------------------
Net investment income                       10.34%       9.09          9.18          9.45         10.74          9.22
---------------------------------------------------------------------------------------------------------------------

                                          ---------------------------------------------------------------------------
                                                                             CLASS B
                                          ---------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                  YEAR ENDED SEPTEMBER 30,                  MAY 31 TO
                                          MARCH 31,        -----------------------------------------       SEPTEMBER 30,
                                             1999          1998        1997        1996        1995            1994
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $7.67           8.49        8.22        8.00        7.73           7.96
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .36            .68         .69         .69         .76            .23
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                      .11           (.80)        .31         .23         .20           (.23)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .47           (.12)       1.00         .92         .96             --
------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
income                                        .36            .70         .73         .70         .69            .23
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $7.78           7.67        8.49        8.22        8.00           7.73
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                6.24%         (1.82)      12.72       12.02       13.09             --

---------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------------------------

Expenses                                     1.77%          1.76        1.76        1.77        1.77           1.80
------------------------------------------------------------------------------------------------------------------------
Net investment income                        9.50%          8.22        8.30        8.56        9.87           8.70
------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ----------------------------------------------------------
                                                                    CLASS C
                                           ----------------------------------------------------------
                                           SIX MONTHS
                                             ENDED        YEAR ENDED SEPTEMBER 30,        MAY 31 TO
                                           MARCH 31,    -----------------------------   SEPTEMBER 30,
                                              1999      1998    1997    1996    1995        1994
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $7.69       8.52    8.24    8.02    7.75       7.96
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .37        .69     .70     .69     .77        .25
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .10       (.82)    .31     .23     .20       (.23)
-----------------------------------------------------------------------------------------------------
Total from investment operations               .47       (.13)   1.01     .92     .97        .02
-----------------------------------------------------------------------------------------------------
Less distribution from net investment
income                                         .36        .70     .73     .70     .70        .23
-----------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.80       7.69    8.52    8.24    8.02       7.75
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 6.25%     (1.89)  12.88   12.06   13.13        .27
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                      1.70%      1.71    1.71    1.71    1.71       1.74
-----------------------------------------------------------------------------------------------------
Net investment income                         9.57%      8.27    8.35    8.62    9.93       8.75
-----------------------------------------------------------------------------------------------------

                                           -----------------------------------------------------
                                                                  CLASS I
                                           -----------------------------------------------------
                                           SIX MONTHS        YEAR ENDED
                                             ENDED         SEPTEMBER 30,       DECEMBER 29, 1994
                                           MARCH 31,    --------------------   TO SEPTEMBER 30,
                                              1999      1998   1997    1996          1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 7.68     8.50    8.23    8.01          7.55
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .43     .76      .78     .78           .66
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .08     (.78)    .31     .23           .39
------------------------------------------------------------------------------------------------
Total from investment operations                .51     (.02)   1.09    1.01          1.05
------------------------------------------------------------------------------------------------
Less distribution from net investment
income                                          .40     .80      .82     .79           .59
------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 7.79     7.68    8.50    8.23          8.01
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  6.85%    (.66)  13.96   13.32         14.37
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                        .57%    .60      .62     .61           .61
------------------------------------------------------------------------------------------------
Net investment income                         10.70%    9.38    9.44    9.72         10.70
------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                      YEAR ENDED SEPTEMBER 30,
                                           MARCH 31,    ---------------------------------------------------------
                                              1999        1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $5,399,067   4,784,262   4,939,302   4,096,939   3,527,954   3,152,029
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)               76%         92          91         102          99          93
-----------------------------------------------------------------------------------------------------------------

NOTE: Data for the period ended March 31, 1999 is unaudited.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held and adjourned to January 15, 1999. Kemper High Yield Fund shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc., and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) Approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. This item was approved.

          For       Against      Abstain
      394,359,305  6,468,596    17,586,217

2) To modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. These items were approved.

Investment objectives

          For       Against      Abstain
      286,684,506  15,892,483   33,009,379

Investment policies

          For       Against      Abstain
      286,767,152  15,810,834   33,008,382

Diversification

          For       Against      Abstain
      286,967,442  15,610,544   33,008,382

Borrowing

          For       Against      Abstain
      286,624,178  15,953,808   33,008,382

Senior securities

          For       Against      Abstain
      287,016,162  15,561,824   33,008,382

Concentration

          For       Against      Abstain
      286,990,124  15,587,863   33,008,382

Underwriting of securities

          For       Against      Abstain
      287,009,044  15,568,942   33,008,382

Investment in real estate

          For       Against      Abstain
      286,917,886  15,660,101   33,008,382

Purchase of commodities

          For       Against      Abstain
      286,679,656  15,898,331   33,008,382

Lending

          For       Against      Abstain
      286,769,860  15,808,546   33,007,962

Margin purchases and short sales

          For       Against      Abstain
      285,980,594  16,597,392   33,008,382

Pledging of assets

          For       Against      Abstain
      286,345,849  16,228,714   33,011,805

Purchases of options and warrants

          For       Against      Abstain
      286,618,763  15,955,800   33,011,805

Investment in non-US dollar denominated

          For       Against      Abstain
      285,624,291  16,950,272   33,011,805

NOTES

TRUSTEES & OFFICERS

TRUSTEES                          OFFICERS
DANIEL PIERCE                     MARK S. CASADY                    HARRY E. RESIS, JR.
Chairman and Trustee              President                         Vice President

LEWIS A. BURNHAM                  PHILIP J. COLLORA                 LINDA J. WONDRACK
Trustee                           Vice President and                Vice President
                                  Secretary
DONALD L. DUNAWAY                                                   MAUREEN E. KANE
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
ROBERT B. HOFFMAN                                                   CAROLINE PEARSON
Trustee                           ANN M. MCCREARY                   Assistant Secretary
                                  Vice President
DONALD R. JONES                                                     ELIZABETH C. WERTH
Trustee                           MICHAEL A. MCNAMARA               Assistant Secretary
                                  Vice President
THOMAS W. LITTAUER                                                  BRENDA LYONS
Trustee and Vice President        KATHRYN L. QUIRK                  Assistant Treasurer
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           ROBERT C. PECK, JR.
                                  Vice President
WILLIAM P. SOMMERS
Trustee

 .............................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 .............................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
 .............................................................................................
CUSTODIAN AND                         STATE STREET BANK AND TRUST COMPANY
TRANSFER AGENT                        225 Franklin Street
                                      Boston, MA 02109
                                      INVESTORS FIDUCIARY TRUST COMPANY
                                      801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 .............................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Printed in the U.S.A. on recycled paper.
This report is not to be distributed unless preceded or accompanied by a Kemper Fixed Income
Fund prospectus.

KHYF - 3 (5/24/99) 1074010